Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	DecisionPoint Systems, Inc.
Entity Central Index Key	0001505611
Trading Symbol	dpsi
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013